Leases - Schedule of Changes in the Lease Liability (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Changes in Lease Liability [Abstract]
Balance at beginning	$ 1,767,285	$ 1,734,029
Additions	79,890	71,466
Interest accrual	26,566	25,038
Payments	(124,016)	(119,739)
Terminated contracts	(5,243)	(23,824)
Exchange rate variation	37,672	58,816
Balance at ending	$ 1,782,154	$ 1,745,786